Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	6 Months Ended	17 Months Ended	29 Months Ended	41 Months Ended	53 Months Ended
	Dec. 20, 2021	May 31, 2022	May 31, 2026	May 31, 2023	May 31, 2024	May 31, 2025	May 31, 2026
Kingsbarn Tactical Bond ETF [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Kingsbarn Tactical Bond ETF
Accumulated Value	$ 10,000	$ 9,362		$ 9,663	$ 9,784	$ 10,268	$ 10,585
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg US Aggregate Bond Index
Accumulated Value	$ 10,000	$ 9,100		$ 8,905	$ 9,021	$ 9,514	$ 10,002